Income Taxes (Unrecognized Tax Benefit Rollforward) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jul. 10, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit, predecessor balance acquired in the merger	$ 0	$ 0	$ 0	$ 182	$ 0	$ 0
Successor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	166	0	0	0
Additions based on current year tax positions	0			10
Additions based on prior year tax positions	1			0
Reductions for prior year tax positions	(1)			0
Reductions for settlements	0			(23)
Reductions for lapse of statute of limitations	(6)			(3)
Balance at end of period	160			166
Predecessor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period		171	171	171	225	228
Additions based on current year tax positions		2	4		1	4
Additions based on prior year tax positions		7	7		1	4
Reductions for prior year tax positions		0	0		(1)	(1)
Reductions for settlements		0	0		(52)	(2)
Reductions for lapse of statute of limitations		0	0		(3)	(8)
Balance at end of period		$ 180	$ 182		$ 171	$ 225